Recent Accounting Pronouncements (Policy)	12 Months Ended
Dec. 31, 2011
Recent Accounting Pronouncements [Abstract]
Goodwill Impairment Testing

Goodwill Impairment Testing

In September 2011, the FASB issued ASU No. 2011-08, "Intangibles – Goodwill and Other (Topic 350): Testing Goodwill for Impairment," which presents a qualitative approach to test goodwill for impairment. This ASU provides entities the option to assess qualitative factors to determine if impairment of goodwill exists. If examination of the qualitative factors yields a determination that it is not more likely than not that impairment exists, then it is not necessary for the Company to perform the two-step impairment test. This guidance is effective for fiscal periods beginning after December 15, 2011. As this guidance primarily seeks to simplify goodwill impairment testing, the Company does not expect adoption of this new guidance to have a material impact on its consolidated financial statements.

Presentation Of Comprehensive Income

Presentation of Comprehensive Income

In June 2011, the FASB issued ASU No. 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income," which amends the presentation formats permitted for reporting other comprehensive income. This ASU no longer allows other comprehensive income to be presented as part of the statement of changes in stockholder's equity. Entities must present other comprehensive income and its components in a single statement along with net income or in a separate, consecutive statement of other comprehensive income. This guidance is effective for fiscal and interim periods beginning after December 15, 2011. However, in December 2011, the FASB issued ASU No. 2011-12 "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" which deferred the ASU No. 2011-05 provision requiring companies to present reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income on the face of the financial statements. This deferral does not change the requirement to present items of net income, other comprehensive income and total comprehensive income in either a continuous statement or consecutive statements as of the effective date noted above. Upon adoption of ASU No. 2011-05, the Company will present comprehensive income in accordance with the above guidance.

Amended Guidance For Fair Value Measurement And Disclosure

Amended Guidance for Fair Value Measurement and Disclosure

In May 2011, the FASB issued ASU No. 2011-04, "Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS," which amends the language used to describe U.S. GAAP requirements for measuring fair value and for disclosing information about fair value measurements. The amended language seeks to clarify the application of existing guidance as well as change the measurement and disclosure of a few specific items. The principles changed include measurement of financial instruments that are managed within a portfolio and application of premiums and discounts in fair value measurement. The new guidance will also require additional disclosures including expanded disclosures for measurements categorized within level three of the fair value hierarchy, disclosures for nonfinancial assets at fair value and disclosure displaying the fair value hierarchy by level for items in the statement of financial position that are not measured at fair value but for which a fair value is required to be disclosed. The guidance is effective during interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this new guidance will not have a material impact on our consolidated financial statements.

Changes To The Effective Control Assessment In Accounting For Transfers

Changes to the Effective Control Assessment in Accounting for Transfers

In April 2011, the FASB issued ASU No. 2011-03, "Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements," which amends the criteria used to determine when an entity may or may not recognize a sale upon the transfer of financial assets subject to repurchase agreements. The changes presented in this ASU are intended to improve the accounting for these transactions by removing the criterion requiring the transferor to have the ability to repurchase or redeem the transferred financial assets from the assessment of effective control. The guidance in this update is effective for the first interim or annual period beginning on or after December 15, 2011 and should be applied prospectively. Adoption of this new guidance will not have a material impact on our consolidated financial statements.

Credit Quality Disclosures Of Financing Receivables And Allowance For Credit Losses

Credit Quality Disclosures of Financing Receivables and Allowance for Credit Losses

In July 2010, the FASB issued ASU No. 2010-20, "Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses," which required more information in disclosures related to the credit quality of financing receivables and the credit reserves held against them. This guidance required the Company to provide a greater level of disaggregated information about the credit quality of the Company's loans and the allowance for loan losses as well as to disclose additional information related to credit quality indicators, past due information, and impaired loans. This ASU also included disclosure requirements for information related to loans modified in a troubled debt restructuring, however these disclosures were deferred in January 2011 upon FASB's issuance of ASU No. 2011-01 "Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in update No. 2010-20" to become effective for reporting periods beginning on or after June 15, 2011. All other provisions of ASU 2010-20, except for the summary of activity in the allowance for credit losses by loan portfolio, were effective for the Company's reporting period ending on or after December 15, 2010. Although not required, the Company disclosed the summary of activity in the allowance for credit losses for the year ending December 31, 2010. Additional credit quality disclosures are included in our consolidated financial statements to provide disaggregated information with respect to the Company's loan portfolio and the allowance for loan losses. See Item 2 - Loan Portfolio and Asset Quality for further detail.

Determination Of A Troubled Debt Restructuring

Determination of a Troubled Debt Restructuring

In April 2011, the FASB issued ASU No. 2011-02, "Receivables (Topic 310): A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring," which sought to clarify guidance used to evaluate troubled debt restructurings resulting in consistent application of U.S. GAAP. The update provided guidance to evaluate what is considered to be an economic concession as well as circumstances which indicate that a debtor is experiencing financial difficulties. The effective periods for application of the amendments in this update were interim and annual periods beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption. As such this new guidance was adopted effective July 1, 2011 and did not result in a significant change to the Company's troubled debt restructuring determination process or have a material impact on its consolidated financial statements.